Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2019
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000844779
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 20, 2020
Document Effective Date	dei_DocumentEffectiveDate	Feb. 20, 2020
Prospectus Date	rr_ProspectusDate	Jan. 28, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A